PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  PUTNAM FLORIDA TAX EXEMPT INCOME FUND
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                 PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                   PUTNAM OHIO TAX EXEMPT INCOME FUND
               PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

              Prospectus Supplement dated February  5, 1996
                   to Prospectus dated October 1, 1995

  The following officers of Putnam Investment Management, Inc., the funds' investment manager ("Putnam Management"), have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                               Business experience
                            Year                (at least 5 years)

  Howard K. Manning                          Employed as an
                                             investment professional
  Senior Vice President                      by Putnam Management
                                             since 1986.
    Arizona fund            1995
    Michigan fund           1993
    Minnesota fund          1993

  Triet Nguyen                               Employed as an investment
  Senior Vice President                      professional by Putnam Management
                                             since 1985.
    Massachusetts fund      1990

  Richard P. Wyke                            Employed as an
                                             investment professional
  Senior Vice President                      by Putnam Management
                                             since 1987.
    Florida fund            1990
    Massachusetts fund      1996
    Pennsylvania fund       1990

  Leslie J. Burke                            Employed as an
                                             investment professional
  Vice President                             by Putnam Management
                                             since 1992.
    New Jersey fund         1995             Prior to 1992, Ms. Burke
                                             was a Research
                                             Associate and Municipal
                                             Bond Trader at Fidelity
                                             Management and Research Company.

  James M. Prusko                            Employed as an
                                             investment professional
  Assistant Vice President                   by Putnam Management
                                             since 1992.
    Ohio fund               1995             Prior to 1992, Mr.
                                             Prusko was a Sales and Trading
                                             Associate at Salomon Brothers.


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